Income Taxes (Details) - Schedule of income (loss) before income taxes - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Income before income (loss) taxes	$ 568	$ (600)	$ 896
Hong Kong [Member]
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Income before income (loss) taxes	100	(233)	673
China [Member]
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Income before income (loss) taxes	354	(458)	229
Myanmar [Member]
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Income before income (loss) taxes	$ 114	$ 91	$ (6)